SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS - Share Capital (Details)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 28, 2021 shares	Mar. 05, 2018 USD ($) shares	May 31, 2022 shares	Sep. 30, 2022 USD ($) Vote Y shares	Sep. 30, 2022 Vote Y shares	Dec. 31, 2021 USD ($) Y Vote shares	Aug. 01, 2022 shares	Apr. 12, 2022 shares	Apr. 11, 2022 shares	Dec. 31, 2020 shares
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, shares authorized				50,000,000,000	50,000,000,000	12,000,000,000				12,000,000,000
Issuance of ADS and Pre-Funded Warrants, net | $				$ 14,904,569		$ 17,000,000
Number of vote for each ordinary share | Vote				1	1
Number of years of income that limits distribution | Y				2	2
Maximum period between date of financial statements and distribution date					6 months
ADS
SHARE OWNERSHIP AND RIGHTS
Issuance of ADS and Pre-Funded Warrants, net (in shares)				3,360,000		342,100
Shares issued upon conversion						5,183
Number of ordinary shares for each ADS							5,000
Quoin
SHARE OWNERSHIP AND RIGHTS
Ordinary shares, shares authorized		10,000				12,000,000,000		50,000,000,000	12,500,000,000
Issuance of ADS and Pre-Funded Warrants, net (in shares)		100
Issuance of ADS and Pre-Funded Warrants, net | $		$ 100
Number of founders	2
Number of vote for each ordinary share | Vote						1
Number of years of income that limits distribution | Y						2
Maximum period between date of financial statements and distribution date						6 months
Quoin | ADS
SHARE OWNERSHIP AND RIGHTS
Shares issued upon conversion	240,292		224,388
Number of ordinary shares for each ADS							5,000